Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Schedule of Minimum Annual Rental Payments, under Non-Cancelable Lease Agreements
a.

Companies of the Group have leased offices, warehouse space and equipment under operating leases for periods through 2022. The minimum annual rental payments, under non-cancelable lease agreements, are as follows:

March 31, 2017
3/31/2018	$1,852
3/31/2019	1,026
3/31/2020	579
3/31/2021	224
3/31/2022	67
$3,748